SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Bangladeshi Taka [Member]
Foreign currency exchange rate	118.3100		118.3950
Weighted average exchange rate	120.4920	110.7390
MYR [Member]
Foreign currency exchange rate	0.23739		0.22387
Weighted average exchange rate	0.22860	0.21172